Contingent liabilities and other financial commitments - Schedule of Other Financial Commitments (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Commitments under purchase agreements for property, plant and equipment	€ 186.7	€ 154.4
Contractual obligation to acquire intangible assets	1,193.1	1,721.1
Total	1,379.8	€ 1,875.5
Less than 1 year
Disclosure of contingent liabilities [line items]
Commitments under purchase agreements for property, plant and equipment	109.0
Contractual obligation to acquire intangible assets	118.9
Total	227.9
1 to 5 years
Disclosure of contingent liabilities [line items]
Commitments under purchase agreements for property, plant and equipment	77.7
Contractual obligation to acquire intangible assets	677.6
Total	755.3
More than 5 years
Disclosure of contingent liabilities [line items]
Commitments under purchase agreements for property, plant and equipment	0.0
Contractual obligation to acquire intangible assets	396.6
Total	€ 396.6